Deposits by Banks (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of deposits from banks [Abstract]
Schedule of Deposits by Banks

		Group
	2020	2019
	£m	£m
Items in the course of transmission	375	337
Deposits held as collateral	2,071	2,175
Other deposits(1)	18,527	11,847
	20,973	14,359
(1)Includes drawdown from the TFS of £6.3bn (2019: £10.8bn) and drawdown from the TFSME of £11.7bn (2019:£nil).